Share Capital and Dividends - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 31, 2022 CAD ($) shares	Jul. 01, 2022 shares	Jun. 21, 2022 $ / shares shares	Mar. 31, 2024 CAD ($) shares Vote $ / shares	Mar. 31, 2024 USD ($) shares Vote $ / shares	Mar. 31, 2023 CAD ($) shares Vote $ / shares	Mar. 31, 2023 USD ($) shares Vote $ / shares	Mar. 31, 2022 shares	Sep. 13, 2023 shares	Sep. 14, 2022 shares	Jun. 21, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Exercise of stock options				$ 6,000		$ 346,000
Payments for share issue costs				$ 0		$ 29,000
Exercise price (in CAD per option) | (per share)			$ 1.38								$ 1.06
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares				$ 2.45		$ 2.66
Performance share units				$ 1,207,000		$ 1,233,000
Deferred income tax				(256,000)		(6,826,000)
Allowable Purchase for Cancellation of Subordinate Voting Shares | shares									2,411,570	2,491,128
Normal course issuer bid, percentage of public float									5.00%
Shares purchased for cancellation				$ (953,000)		$ (1,033,000)
Total contributions by, and distributions to, shareholders (in shares) | shares				219,432	219,432	2,470,200	2,470,200
Total contributions by shareholders				$ 2,680,000		$ 13,977,000
CAD
Disclosure of classes of share capital [line items]
Stock options exercisable (in shares) | shares				3,320,696		3,400,696
Options issued (in shares) | shares			626,230								626,230
USD
Disclosure of classes of share capital [line items]
Options issued (in shares) | shares			265,125								265,125
DSU
Disclosure of classes of share capital [line items]
Settlement period, Canadian participants				90 days	90 days
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares				280,100	280,100
Contributed Surplus
Disclosure of classes of share capital [line items]
Total contributions by shareholders				$ 1,467,000		$ 6,962,000
Share Capital
Disclosure of classes of share capital [line items]
Shares purchased for cancellation				(1,724,000)		(1,303,000)
Total contributions by shareholders				442,000		6,745,000
Deficit
Disclosure of classes of share capital [line items]
Shares purchased for cancellation				771,000		270,000
Total contributions by shareholders				(771,000)		(270,000)
Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Value of vested shares						100,000
Askida Inc.
Disclosure of classes of share capital [line items]
Value of vested shares						251,000
Datum Consulting Group, LLC
Disclosure of classes of share capital [line items]
Cash settlement of RSUs issued as share-based compensation						5,528,000
Value of vested shares				$ 2,099,000		2,644,000
Deferred Cash Consideration Paid						8,000
Datum Consulting Group, LLC | Share Capital
Disclosure of classes of share capital [line items]
Cash settlement of RSUs issued as share-based compensation						5,528,000
Trafic 3W inc
Disclosure of classes of share capital [line items]
Cash settlement of RSUs issued as share-based compensation						276,000
Deferred Cash Consideration Paid						2,000
Trafic 3W inc | Share Capital
Disclosure of classes of share capital [line items]
Cash settlement of RSUs issued as share-based compensation						$ 276,000
Top of range
Disclosure of classes of share capital [line items]
Employee’s basic contribution				10.00%	10.00%
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | Vote				1	1	1	1
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares				2,500	2,500
Issuance of Subordinate Voting Shares from exercise of stock options				$ 6,000		$ 346,000
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares				2,500	2,500	152,632	152,632
Proceeds from issuing shares				$ 201,000
Stock Purchased For Cancellation, Shares | shares				(493,878)	(493,878)
Increase (decrease) in number of ordinary shares issued | shares				73,682	73,682
Subordinate Voting Shares | Contributed Surplus
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options				$ (2,000)
Issuance of Subordinate Voting Shares from exercise of stock options				(2,000)		$ (190,000)
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares						0	0
Issuance of Subordinate Voting Shares from exercise of stock options				8,000		$ 0
Issuance of Subordinate Voting Shares from exercise of stock options				8,000		$ 536,000
Stock Purchased For Cancellation, Shares | shares						(371,525)	(371,525)
Subordinate Voting Shares | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Cash settlement of RSUs issued as share-based compensation						$ 600,000
Subordinate Voting Shares | Matricis Informatique Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares						157,882	157,882
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Equity interest issued or issuable						$ 1,108,000	$ 819
Subordinate Voting Shares | Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares						580,500	580,500
Subordinate Voting Shares | Datum Consulting Group, LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares		5,551,961
Equity interest issued or issuable				$ 1,924,000	$ 1,438		$ 5,552
Subordinate Voting Shares | Datum Consulting Group, LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares		1,867,262		622,421	622,421	1,867,262	1,867,262	1,867,262
Cash settlement of RSUs issued as share-based compensation						$ 5,528,000
Business Acquisition, Equity Interest Issued, Share Issue Related Cost						(32,000)
Subordinate Voting Shares | Trafic 3W inc
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares	50,000
Equity interest issued or issuable	$ 281,000
Subordinate Voting Shares | Trafic 3W inc | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares	83,449
Cash settlement of RSUs issued as share-based compensation				$ 33,000		276,000
Business Acquisition, Equity Interest Issued, Share Issue Related Cost						$ (7,000)
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | Vote				10	10	10	10
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares				0	0
Number of stock options available to purchase of shares (in shares) | shares				505,264	505,264
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares						152,632	152,632
Issuance of Subordinate Voting Shares from exercise of stock options				$ 0		$ 536,000
Multiple Voting Shares | Trafic 3W inc
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares	(50,000)
Issued (in shares) | shares	50,000
Issuance of Subordinate Voting Shares from settlement of DSUs and RSUs	$ 33,000
Multiple Voting Shares | Trafic 3W inc | Share Capital
Disclosure of classes of share capital [line items]
Cash settlement of RSUs issued as share-based compensation				$ (33,000)
Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares				2,500	2,500	152,632	152,632
Subordinate Voting Shares and Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options				$ 8,000
Long Term Incentive Plan
Disclosure of classes of share capital [line items]
Vesting period				4 years	4 years
Number of subordinated voting shares purchased (in shares) | shares			891,355
Long Term Incentive Plan | CAD
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares				0	0	152,632	152,632
Stock options exercisable (in shares) | shares				1,932,064		1,464,014
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares				$ 0		$ 2.27
Long Term Incentive Plan | USD
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares				2,500	2,500	0	0
Stock options exercisable (in shares) | shares				509,525		284,400
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares					$ 1.67		$ 0
Long Term Incentive Plan | DSU
Disclosure of classes of share capital [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares				280,100	280,100	227,453	227,453
Fair value of other equity instruments granted (in CAD per share)				$ 2.01		$ 2.55
Aggregate fair value of other equity instruments granted				$ 563,000		$ 579,000
Long Term Incentive Plan | Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Percentage of aggregate number of shares issued and outstanding				10.00%	10.00%
Long Term Incentive Plan | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Proceeds from issuing shares				$ 33,000
Increase (decrease) in number of ordinary shares issued | shares				14,707	14,707